Tax-Managed Multi-Cap Growth Portfolio

January 31, 2020

Portfolio of Investments  (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 2.1%
________________________________________________________________________________________________________
Hexcel Corp.	18,844	$1,398,601
Raytheon Co.	11,121	2,457,074
________________________________________________________________________________________________________
		$3,855,675
________________________________________________________________________________________________________
Auto Components — 0.8%
________________________________________________________________________________________________________
Aptiv PLC	17,499	$1,483,740
________________________________________________________________________________________________________
		$1,483,740
________________________________________________________________________________________________________
Beverages — 2.2%
________________________________________________________________________________________________________
Coca-Cola Co. (The)	29,800	$1,740,320
Constellation Brands, Inc., Class A	12,006	2,260,730
________________________________________________________________________________________________________
		$4,001,050
________________________________________________________________________________________________________
Biotechnology — 2.1%
________________________________________________________________________________________________________
Vertex Pharmaceuticals, Inc.(1)	16,452	$3,735,427
________________________________________________________________________________________________________
		$3,735,427
________________________________________________________________________________________________________
Building Products — 1.7%
________________________________________________________________________________________________________
Fortune Brands Home & Security, Inc.	43,763	$3,006,956
________________________________________________________________________________________________________
		$3,006,956
________________________________________________________________________________________________________
Capital Markets — 2.5%
________________________________________________________________________________________________________
Charles Schwab Corp. (The)	61,467	$2,799,822
S&P Global, Inc.	5,966	1,752,393
________________________________________________________________________________________________________
		$4,552,215
________________________________________________________________________________________________________
Chemicals — 2.7%
________________________________________________________________________________________________________
Celanese Corp.	9,028	$934,398
Ecolab, Inc.	10,051	1,971,102
Sherwin-Williams Co. (The)	3,564	1,985,112
________________________________________________________________________________________________________
		$4,890,612
________________________________________________________________________________________________________
Commercial Services & Supplies — 0.9%
________________________________________________________________________________________________________
Waste Connections, Inc.	16,156	$1,555,984
________________________________________________________________________________________________________
		$1,555,984
________________________________________________________________________________________________________
Electrical Equipment — 1.8%
________________________________________________________________________________________________________
AMETEK, Inc.	34,300	$3,332,245
________________________________________________________________________________________________________
		$3,332,245
________________________________________________________________________________________________________
Entertainment — 2.2%
________________________________________________________________________________________________________
Netflix, Inc.(1)	4,084	$1,409,348
Walt Disney Co. (The)	18,526	2,562,331
________________________________________________________________________________________________________
		$3,971,679
________________________________________________________________________________________________________
Food & Staples Retailing — 0.8%
________________________________________________________________________________________________________
US Foods Holding Corp.(1)	37,013	$1,486,812
________________________________________________________________________________________________________
		$1,486,812
________________________________________________________________________________________________________
Food Products — 0.7%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	21,503	$1,233,842
________________________________________________________________________________________________________
		$1,233,842
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.1%
________________________________________________________________________________________________________
Boston Scientific Corp.(1)	32,601	$1,365,004
Danaher Corp.	11,868	1,909,205
Intuitive Surgical, Inc.(1)	3,687	2,063,909
Stryker Corp.	9,839	2,073,077
________________________________________________________________________________________________________
		$7,411,195
________________________________________________________________________________________________________
Health Care Providers & Services — 2.0%
________________________________________________________________________________________________________
Amedisys, Inc.(1)	4,463	$787,675
UnitedHealth Group, Inc.	10,143	2,763,460
________________________________________________________________________________________________________
		$3,551,135
________________________________________________________________________________________________________
Interactive Media & Services — 14.9%
________________________________________________________________________________________________________
Alphabet, Inc., Class A(1)	4,500	$6,447,510
Alphabet, Inc., Class C(1)	5,402	7,747,711
Facebook, Inc., Class A(1)	37,408	7,553,049
IAC/InterActiveCorp.(1)	8,636	2,103,643
Twitter, Inc.(1)	96,800	3,144,064
________________________________________________________________________________________________________
		$26,995,977
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 8.5%
________________________________________________________________________________________________________
Amazon.com, Inc.(1)	6,994	$14,048,988
Booking Holdings, Inc.(1)	735	1,345,454
________________________________________________________________________________________________________
		$15,394,442
________________________________________________________________________________________________________
IT Services — 10.7%
________________________________________________________________________________________________________
Amadeus IT Group SA	10,959	$859,252
Fiserv, Inc.(1)	13,974	1,657,456
GoDaddy, Inc., Class A(1)	61,194	4,112,848
Okta, Inc.(1)	16,116	2,063,654
PayPal Holdings, Inc.(1)	21,066	2,399,207
Visa, Inc., Class A	42,000	8,356,740
________________________________________________________________________________________________________
		$19,449,157
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.5%
________________________________________________________________________________________________________
Illumina, Inc.(1)	3,432	$995,520
________________________________________________________________________________________________________
		$995,520
________________________________________________________________________________________________________
Multiline Retail — 0.4%
________________________________________________________________________________________________________
Dollar Tree, Inc.(1)	9,018	$785,197
________________________________________________________________________________________________________
		$785,197
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.5%
________________________________________________________________________________________________________
EOG Resources, Inc.	13,394	$976,557
________________________________________________________________________________________________________
		$976,557
________________________________________________________________________________________________________
Personal Products — 1.2%
________________________________________________________________________________________________________
Estee Lauder Cos., Inc. (The), Class A	11,555	$2,255,074
________________________________________________________________________________________________________
		$2,255,074
________________________________________________________________________________________________________
Pharmaceuticals — 3.9%
________________________________________________________________________________________________________
Eli Lilly & Co.	13,033	$1,819,928
PRA Health Sciences, Inc.(1)	5,739	581,418
Sanofi	11,945	1,151,956
Zoetis, Inc.	26,003	3,489,863
________________________________________________________________________________________________________
		$7,043,165
________________________________________________________________________________________________________
Road & Rail — 2.0%
________________________________________________________________________________________________________
J.B. Hunt Transport Services, Inc.	14,100	$1,521,813
Norfolk Southern Corp.	10,434	2,172,463
________________________________________________________________________________________________________
		$3,694,276
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.8%
________________________________________________________________________________________________________
Broadcom, Inc.	5,289	$1,613,991
Monolithic Power Systems, Inc.	16,918	2,895,854
Texas Instruments, Inc.	19,463	2,348,211
________________________________________________________________________________________________________
		$6,858,056
________________________________________________________________________________________________________
Software — 16.0%
________________________________________________________________________________________________________
Adobe, Inc.(1)	21,593	$7,582,166
Intuit, Inc.	6,414	1,798,357
Microsoft Corp.	62,907	10,708,659
Palo Alto Networks, Inc.(1)	8,192	1,923,318
Proofpoint, Inc.(1)	7,763	953,374
salesforce.com, Inc.(1)	33,800	6,162,078
________________________________________________________________________________________________________
		$29,127,952
________________________________________________________________________________________________________
Specialty Retail — 3.0%
________________________________________________________________________________________________________
Home Depot, Inc. (The)	9,189	$2,096,011
National Vision Holdings, Inc.(1)	30,229	1,031,414
TJX Cos., Inc. (The)	38,432	2,269,025
________________________________________________________________________________________________________
		$5,396,450
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 3.0%
________________________________________________________________________________________________________
Apple, Inc.	17,520	$5,422,615
________________________________________________________________________________________________________
		$5,422,615
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 2.9%
________________________________________________________________________________________________________
Lululemon Athletica, Inc.(1)	14,330	$3,430,459
NIKE, Inc., Class B	19,321	1,860,612
________________________________________________________________________________________________________
		$5,291,071
________________________________________________________________________________________________________
Trading Companies & Distributors — 1.2%
________________________________________________________________________________________________________
United Rentals, Inc.(1)	15,867	$2,152,993
________________________________________________________________________________________________________
		$2,152,993
________________________________________________________________________________________________________
Total Common Stocks (identified cost $77,193,665)		$179,907,069
________________________________________________________________________________________________________
Short-Term Investments — 1.0%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(2)	1,794,881	$1,795,061
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $1,794,904)		$1,795,061
________________________________________________________________________________________________________
Total Investments — 100.1% (identified cost $78,988,569)		$181,702,130
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.1)%		$(124,474)
________________________________________________________________________________________________________
Net Assets — 100.0%		$181,577,656
________________________________________________________________________________________________________
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)		Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Tax-Managed Multi-Cap Growth Portfolio                                                                                  January 31, 2020

Portfolio of Investments  (Unaudited) (continued)

The Portfolio did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $1,795,061, which represents 1.0% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,812,415	$2,617,787	$(2,635,194)	$208	$(155)	$1,795,061	$7,599	1,794,881

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

Tax-Managed Multi-Cap Growth Portfolio                                                                                  January 31, 2020

Portfolio of Investments  (Unaudited) (continued)

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$30,967,656	$—	$—	$30,967,656
Consumer Discretionary	28,350,900	—	—	28,350,900
Consumer Staples	8,976,778	—	—	8,976,778
Energy	976,557	—	—	976,557
Financials	4,552,215	—	—	4,552,215
Health Care	21,584,486	1,151,956	—	22,736,442
Industrials	17,598,129	—	—	17,598,129
Information Technology	59,998,528	859,252	—	60,857,780
Materials	4,890,612	—	—	4,890,612
________________________________________________________________________________________________________
Total Common Stocks	$177,895,861	$2,011,208*	$—	$179,907,069
________________________________________________________________________________________________________
Short-Term Investments	$—	$1,795,061	$—	$1,795,061
________________________________________________________________________________________________________
Total Investments	$177,895,861	$3,806,269	$—	$181,702,130
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.